SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF UNREALIZED GAINS AND LOSSES

	Initial Book Value	Cumulative Gross Unrealized Gains	Cumulative Gross Unrealized Losses	Fair Value
December 31, 2023
Investment in GMP Bio (equity securities)	$22,640,519	$12,706	$-	$22,653,225
Total	$22,640,519	$12,706	$-	$22,653,225

	Initial Book Value	Cumulative Gross Unrealized Gains	Cumulative Gross Unrealized Losses	Fair Value
December 31, 2022
Investment in GMP Bio (equity securities)	$22,640,519	$-	$-	$22,640,519
Total	$22,640,519	$-	$-	$22,640,519

SUMMARY OF CHANGES IN FAIR VALUE OF LONG-TERM INVESTMENT IN EQUITY SECURITIES

	December 31, 2023	December 31, 2022
Balance at January 1, 2023 and 2022	$22,640,519	$-
Contribution at cost basis	-	5,689,042
Gain on derecognition of non-financial asset	-	16,951,477
Change in fair value	12,706	-

Balance at December 31, 2023 and 2022	$22,653,225	$22,640,519

SUMMARY OF CHANGES IN FAIR VALUE OF DERIVATIVE LIABILITIES

The table below sets forth a summary of the changes in the fair value of the Company’s derivative liabilities classified as Level 3 as of December 31, 2023 and 2022:

	December 31, 2023 Conversion Feature	December 31, 2022 Conversion Feature
Balance at January 1, 2023 and 2022	$198,140	$340,290
New derivative liability	-	-
Reclassification to additional paid in capital from conversion of debt to common stock	-	-
Change in fair value	225,074	(142,150)

Balance at December 31, 2023 and 2022	$423,214	$198,140

SUMMARY OF ESTIMATE FAIR VALUE OF DERIVATIVE LIABILITIES

	December 31, 2023	December 31, 2022
Risk free interest	4.64% - 5.40%	0.17% - 4.0%
Market price of share	$ 0.03 - 0.05	$ 0.05 - 0.23
Life of instrument in years	0.01	0.01 - 0.33
Volatility	142.45%-236.86%	99.80%-116.51%
Dividend yield	0%	0%

SCHEDULE OF BASIC AND DILUTED WEIGHTED AVERAGE COMMON STOCK OUTSTANDING

The table below sets forth a reconciliation of the basic weighted average common stock outstanding to the diluted weighted average common stock outstanding of the Company as of December 31, 2022:

December 31, 2022
Basic weighted average common stock outstanding	384,075,369
Add: Dilutive common stock equivalents
Stock options outstanding	2,606,054
Warrants outstanding	68,681
Convertible debt, convertible into common stock	70,549,786

Diluted weighted average common stock outstanding	457,299,890